Investments - PrairieSky (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
(Gain) loss from investment	$ 171	$ 293	$ 346
Investment in PrairieSky Royalty Ltd.
Disclosure of detailed information about financial instruments [line items]
Fair value loss from PrairieSky	117	55	326
Dividend income from PrairieSky	(9)	(17)	(17)
(Gain) loss from investment	$ 108	$ 38	$ 309